Taxes (Significant Components Of Deferred Tax Account Balances) (Details) (USD $) In Millions, unless otherwise specified	Jan. 31, 2012	Jan. 31, 2011
Deferred tax assets:
Loss and tax credit carryforwards	$ 2,996	$ 2,968
Accrued liabilities	2,949	3,532
Share-based compensation	376	332
Other	1,029	708
Total deferred tax assets	7,350	7,540
Valuation allowance	(2,528)	(2,899)
Deferred tax assets, net of valuation allowance	4,822	4,641
Deferred tax liabilities:
Property and equipment	5,891	4,848
Inventories	1,627	1,014
Other	409	474
Total deferred tax liabilities	7,927	6,336
Net deferred tax liabilities	$ 3,105	$ 1,695